                                                     1933 Act File No. 2-75670
                                                    1940 Act File No. 811-3375

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   40 ......................        X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   36  ....................................        X

                             FEDERATED GNMA TRUST
              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                             1001 Liberty Avenue
                          Federated Investors Tower
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
               (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b)
X    on March 31, 2003 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a) (i)
     on _________________ pursuant to paragraph (a) (i)
     75 days after filing pursuant to paragraph (a)(ii)
     on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

                          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky, LLP
                              2101 L Street, N.W.
                             Washington, D.C. 20037

Federated Investors
World-Class Investment Manager

Federated GNMA Trust

PROSPECTUS

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March 31, 2003

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INSTITUTIONAL SHARES

A mutual fund seeking current income by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 11

How to Purchase Shares 12

How to Redeem Shares 13

Account and Share Information 15

Who Manages the Fund? 16

Financial Information 17

Independent Auditors' Report 29

Board of Trustees and Trust Officers 30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing primarily in fixed income securities issued or guaranteed by the Government National Mortgage Association (GNMA), including mortgage backed securities. The Fund may invest up to 20% of its assets in other direct or indirect obligations of the U.S. government. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks and federal savings associations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of the fixed income securities in which the Fund invests generally fall when interest rates rise; and
  Prepayment Risks. When homeowners prepay their mortgages in response to lower rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 4.99% (quarter ended June 30, 1995). Its lowest quarterly return was (2.82)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers GNMA Index (LBGNMA), a broad-based market index, and the Lipper GNMA Funds Average (LGNMAFA), an average of funds with similar investment objectives. Total returns for the index and average shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged, and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	8.41%	6.74%	6.68%
Return After Taxes on Distributions[1]	6.16%	4.22%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares[1]	5.11%	4.12%	3.94%
LBGNMA	8.68%	7.33%	7.32%
LGNMAFA	8.35%	6.49%	6.59%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED GNMA TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.79%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2003.

Total Waiver of Fund Expenses	0.16%
Total Actual Annual Fund Operating Expenses (after waiver)	0.63%

2 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after voluntary waiver) was 0.09% for the fiscal year ended January 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$81

3 Years	$252

5 Years	$439

10 Years	$978

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. government securities, consisting primarily of mortgage backed securities, issued by GNMA. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's investment adviser (Adviser) allocates the Fund's portfolio holdings between GNMA backed securities and other U.S. government securities, such as U.S. Treasury securities. Mortgage backed securities generally offer high relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. The Adviser attempts to assess the relative returns and risks of GNMA mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter durations based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
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  the Federal Reserve's interest rates and inflation;
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  changes in the supply of or demand for U.S. government securities.
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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk. The Fund will invest only in CMOs that are collateralized by GNMA obligations. In addition, the Adviser may use combinations of CMOs and other GNMA mortgage backed securities, to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates.

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The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

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Because the Fund refers to GNMA investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in GNMA investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

Dollar roll transactions and prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

GNMA Securities

GNMA securities are fixed income securities that are issued or guaranteed by GNMA. The United States supports GNMA securities with its full faith and credit.

The Fund treats mortgage backed securities guaranteed by GNMA as GNMA securities. Although GNMA guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

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Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.

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To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Asset Coverage

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, repayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise.

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Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

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Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same dayand the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAVafter the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fundreceives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividendson uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longerissues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since March 1999. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since February 2003. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's Institutional Shares financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 29.

Year Ended January 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.34	$11.28	$10.61	$11.38	$11.38
Income From Investment Operations:
Net investment income	0.62	0.68	0.72	0.69	0.70
Net realized and unrealized gain (loss) on investments	0.22	0.06	0.67	(0.77)	--

TOTAL FROM INVESTMENT OPERATIONS	0.84	0.74	1.39	(0.08)	0.70

Less Distributions:
Distributions from net investment income	(0.62)	(0.68)	(0.72)	(0.69)	(0.70)

Net Asset Value, End of Period	$11.56	$11.34	$11.28	$10.61	$11.38

Total Return[1]	7.60%	6.76%	13.53%	(0.73)%	6.30%

Ratios to Average Net Assets:

Expenses	0.63%	0.62%	0.64%	0.63%	0.61%

Net investment income	5.42%	6.03%	6.60%	6.26%	6.13%

Expense waiver/reimbursement[2]	0.16%	0.16%	0.16%	0.16%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$898,881	$793,286	$761,629	$830,719	$991,334

Portfolio turnover	55%	46%	54%	90%	104%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2003

Principal Amount			Value
		LONG-TERM GOVERNMENT OBLIGATIONS--97.3%
		Government National Mortgage Association--97.3%[1]
$16,000,000	[2]	5.500%, 1/15/2033 - 3/1/2033	$16,310,080
189,256,904	[2]	6.000%, 11/15/2023 - 3/1/2033	196,838,352
340,176,661	[2]	6.500%, 5/15/2017 - 3/1/2033	357,870,462
224,660,490	[2]	7.000%, 6/15/2027 - 3/1/2033	238,620,972
114,003,264	[2]	7.500%, 11/15/2027 - 3/1/2033	122,034,691
35,549,001		8.000%, 11/15/2027 - 8/15/2032	38,545,188
3,008,769		8.500%, 10/15/2029 - 4/15/2030	3,273,017

		TOTAL LONG-TERM GOVERNMENT OBLIGATIONS (IDENTIFIED COST $932,566,103)	973,492,762

		REPURCHASE AGREEMENTS--22.5%
32,569,000		Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.350%, dated 1/31/2003, to be repurchased at $32,572,664 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030	32,569,000
192,000,000	[3,4]	Interest in $201,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.260%, dated 1/22/2003, to be repurchased at $192,194,880 on 2/20/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2031	192,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	224,569,000

		TOTAL INVESTMENTS (IDENTIFIED COST $1,157,135,103)[5]	$1,198,061,762

1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 All or a portion of these securities are subject to dollar roll transactions.

3 Securities held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $1,157,153,508.

Note: The categories of investments are shown as a percentage of net assets ($999,938,569) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003

Assets:
Investments in securities	$973,492,762
Investments in repurchase agreements	224,569,000

Total investments in securities, at value (identified cost $1,157,135,103)		$1,198,061,762
Cash		13
Income receivable		4,202,841
Receivable for shares sold		1,683,816

TOTAL ASSETS		1,203,948,432

Liabilities:
Payable for shares redeemed	1,174,956
Income distribution payable	1,989,851
Payable for dollar roll transactions	200,740,841
Accrued expenses	104,215

TOTAL LIABILITIES		204,009,863

Net assets for 86,536,466 shares outstanding		$999,938,569

Net Assets Consist of:
Paid in capital		$997,812,385
Net unrealized appreciation of investments		40,926,659
Accumulated net realized loss on investments		(38,840,444)
Undistributed net investment income		39,969

TOTAL NET ASSETS		$999,938,569

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$898,881,397 ÷ 77,790,729 shares outstanding		$11.56

Institutional Service Shares:
$101,057,172 ÷ 8,745,737 shares outstanding		$11.56

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2003

Investment Income:
Interest (net of dollar roll expense of $2,880,298)			$58,372,629

Expenses:
Investment adviser fee		$3,862,149
Administrative personnel and services fee		726,084
Custodian fees		76,444
Transfer and dividend disbursing agent fees and expenses		246,177
Directors'/Trustees' fees		14,412
Auditing fees		17,812
Legal fees		3,360
Portfolio accounting fees		150,829
Distribution services fee--Institutional Service Shares		225,568
Shareholder services fee--Institutional Shares		2,188,275
Shareholder services fee--Institutional Service Shares		225,568
Share registration costs		49,836
Printing and postage		26,834
Insurance premiums		1,217
Miscellaneous		27,152

TOTAL EXPENSES		7,841,717

Waivers:
Waiver of distribution services fee--Institutional Service Shares	$(225,568)
Waiver of shareholder services fee--Institutional Shares	(1,400,496)

TOTAL WAIVERS		(1,626,064)

Net expenses			6,215,653

Net investment income			52,156,976

Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,406,663
Net change in unrealized appreciation of investments			17,294,370

Net realized and unrealized gain on investments			18,701,033

Change in net assets resulting from operations			$70,858,009

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$52,156,976	$50,845,984
Net realized gain (loss) on investments	1,406,663	(262,355)
Net change in unrealized appreciation of investments	17,294,370	4,236,079

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	70,858,009	54,819,708

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(47,392,958)	(46,621,820)
Institutional Service Shares	(4,752,389)	(4,223,242)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(52,145,347)	(50,845,062)

Share Transactions:
Proceeds from sale of shares	489,896,193	284,832,165
Net asset value of shares issued to shareholders in payment of distributions declared	26,240,866	20,421,352
Cost of shares redeemed	(401,012,520)	(263,628,482)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	115,124,539	41,625,035

Change in net assets	133,837,201	45,599,681

Net Assets:
Beginning of period	866,101,368	820,501,687

End of period (including undistributed net investment income of $39,969 and $28,340, respectively)	$999,938,569	$866,101,368

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003

ORGANIZATION

Federated GNMA Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The Fund's investment objective is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount are amortized/accreted. Gains and losses realized on principal payments of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage backed securities issued by GNMA, in which the Fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended January 31, 2003 was as follows:

Maximum amount outstanding during the period	$200,740,841

Average amount outstanding during the period[1]	$89,500,670

Average monthly shares outstanding during the period	84,310,145

Average debt per share outstanding during the period	1.06

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the fiscal year ended January 31, 2003.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended January 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,030,869	$377,570,829	21,327,147	$241,670,889
Shares issued to shareholders in payment of distributions declared	1,958,270	22,469,007	1,540,348	17,451,767
Shares redeemed	(27,160,740)	(311,601,543)	(20,398,873)	(231,123,230)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,828,399	$88,438,293	2,468,622	$27,999,426

Year Ended January 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,802,829	$112,325,364	3,806,631	$43,161,276
Shares issued to shareholders in payment of distributions declared	328,683	3,771,859	262,292	2,969,585
Shares redeemed	(7,807,608)	(89,410,977)	(2,864,312)	(32,505,252)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,323,904	$26,686,246	1,204,611	$13,625,609

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,152,303	$115,124,539	3,673,233	$41,625,035

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to expired capital loss carryforwards.

For the year ended January 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Realized Gains (Losses)
$(70,376,447)	$70,376,447

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended January 31, were as follows:

	2003	2002
Ordinary income[1]	$52,145,347	$50,845,062

Long-term capital gains	--	--

	$52,145,347	$50,845,062

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 2,029,820

Undistributed long-term capital gain	--

Unrealized appreciation	$40,908,254

Capital loss carryforward	$38,822,038

At January 31, 2003, the cost of investments for federal tax purposes was $1,157,153,508. The net unrealized appreciation of investments for federal tax purposes was $40,908,254. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,927,922 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,668.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.

At January 31, 2003, the Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$21,821,623

2009	$ 9,358,296

2010	$ 7,642,119

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities, for the year ended January 31, 2003, were as follows:

Purchases	$625,013,919

Sales	$524,289,909

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated GNMA Trust (the "Fund") as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended January 31, 2003 and 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated GNMA Trust as of January 31, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
March 7, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995 rincipal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT

Todd A. Abraham has been the Fund's Portfolio Manager since March 1999. He is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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A Statement of Additional Information (SAI) dated March 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated GNMA Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3375

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 314184102

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8022901A-IS (3/03)

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Federated Investors
World-Class Investment Manager

Federated GNMA Trust

PROSPECTUS

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March 31, 2003

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 11

How to Purchase Shares 12

How to Redeem Shares 14

Account and Share Information 16

Who Manages the Fund? 17

Financial Information 18

Independent Auditors' Report 30

Board of Trustees and Trust Officers 31

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing primarily in fixed income securities issued or guaranteed by the Government National Mortgage Association (GNMA), including mortgage backed securities. The Fund may invest up to 20% of its assets in other direct or indirect obligations of the U.S. government. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks and federal savings associations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of the fixed income securities in which the Fund invests generally fall when interest rates rise; and
  Prepayment Risks. When homeowners prepay their mortgages in response to lower rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 4.94% (quarter ended June 30, 1995). Its lowest quarterly return was (2.88)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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Return Before Taxes is shown for the Fund's Institutional Service Shares. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers GNMA Index (LBGNMA), a broad-based market index, and the Lipper GNMA Funds Average (LGNMAFA), an average of funds with similar investment objectives. Total returns for the index and average shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged, and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	8.24%	6.57%	6.48%
Return After Taxes on Distributions[1]	6.05%	4.12%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares[1]	5.01%	4.02%	3.83%
LBGNMA	8.68%	7.33%	7.32%
LGNMAFA	8.35%	6.49%	6.59%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED GNMA TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.04%

1 Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2003.

Total Waiver of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waiver)	0.79%

2 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after voluntary waiver) was 0.00% for the fiscal year ended January 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	106

3 Years	$	331

5 Years	$	574

10 Years	$	1,271

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. government securities, consisting primarily of mortgage backed securities, issued by GNMA. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's investment adviser (Adviser) allocates the Fund's portfolio holdings between GNMA backed securities and other U.S. government securities, such as U.S. Treasury securities. Mortgage backed securities generally offer high relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. The Adviser attempts to assess the relative returns and risks of GNMA mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter durations based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk. The Fund will invest only in CMOs that are collateralized by GNMA obligations. In addition, the Adviser may use combinations of CMOs and other GNMA mortgage backed securities, to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates.

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Because the Fund refers to GNMA investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in GNMA investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

Dollar roll transactions and prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

GNMA Securities

GNMA securities are fixed income securities that are issued or guaranteed by GNMA. The United States supports GNMA securities with its full faith and credit.

The Fund treats mortgage backed securities guaranteed by GNMA as GNMA securities. Although GNMA guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

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Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.

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To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Asset Coverage

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions and individuals, or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same dayand the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAVafter the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fundreceives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividendson uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longerissues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since March 1999. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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Susan Nason

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Susan M. Nason has been the Fund's Portfolio Manager since February 2003. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's Institutional Service Shares financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 30.

Year Ended January 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.34	$11.28	$10.61	$11.38	$11.38
Income From Investment Operations:
Net investment income	0.59	0.65	0.70	0.67	0.68
Net realized and unrealized gain (loss) on investments	0.23	0.07	0.67	(0.77)	--

TOTAL FROM INVESTMENT OPERATIONS	0.82	0.72	1.37	(0.10)	0.68

Less Distributions:
Distributions from net investment income	(0.60)	(0.66)	(0.70)	(0.67)	(0.68)

Net Asset Value, End of Period	$11.56	$11.34	$11.28	$10.61	$11.38

Total Return[1]	7.43%	6.59%	13.35%	(0.89)%	6.11%

Ratios to Average Net Assets:

Expenses	0.79%	0.78%	0.80%	0.79%	0.77%

Net investment income	5.26%	5.86%	6.43%	6.10%	5.97%

Expense waiver/reimbursement[2]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$101,057	$72,815	$58,873	$58,438	$64,155

Portfolio turnover	55%	46%	54%	90%	104%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2003

Principal Amount			Value
		LONG-TERM GOVERNMENT OBLIGATIONS--97.3%
		Government National Mortgage Association--97.3%[1]
$16,000,000	[2]	5.500%, 1/15/2033 - 3/1/2033	$16,310,080
189,256,904	[2]	6.000%, 11/15/2023 - 3/1/2033	196,838,352
340,176,661	[2]	6.500%, 5/15/2017 - 3/1/2033	357,870,462
224,660,490	[2]	7.000%, 6/15/2027 - 3/1/2033	238,620,972
114,003,264	[2]	7.500%, 11/15/2027 - 3/1/2033	122,034,691
35,549,001		8.000%, 11/15/2027 - 8/15/2032	38,545,188
3,008,769		8.500%, 10/15/2029 - 4/15/2030	3,273,017

		TOTAL LONG-TERM GOVERNMENT OBLIGATIONS (IDENTIFIED COST $932,566,103)	973,492,762

		REPURCHASE AGREEMENTS--22.5%
32,569,000		Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.350%, dated 1/31/2003, to be repurchased at $32,572,664 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030	32,569,000
192,000,000	[3,4]	Interest in $201,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.260%, dated 1/22/2003, to be repurchased at $192,194,880 on 2/20/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2031	192,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	224,569,000

		TOTAL INVESTMENTS (IDENTIFIED COST $1,157,135,103)[5]	$1,198,061,762

1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 All or a portion of these securities are subject to dollar roll transactions.

3 Securities held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $1,157,153,508.

Note: The categories of investments are shown as a percentage of net assets ($999,938,569) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003

Assets:
Investments in securities	$973,492,762
Investments in repurchase agreements	224,569,000

Total investments in securities, at value (identified cost $1,157,135,103)		$1,198,061,762
Cash		13
Income receivable		4,202,841
Receivable for shares sold		1,683,816

TOTAL ASSETS		1,203,948,432

Liabilities:
Payable for shares redeemed	1,174,956
Income distribution payable	1,989,851
Payable for dollar roll transactions	200,740,841
Accrued expenses	104,215

TOTAL LIABILITIES		204,009,863

Net assets for 86,536,466 shares outstanding		$999,938,569

Net Assets Consist of:
Paid in capital		$997,812,385
Net unrealized appreciation of investments		40,926,659
Accumulated net realized loss on investments		(38,840,444)
Undistributed net investment income		39,969

TOTAL NET ASSETS		$999,938,569

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$898,881,397 ÷ 77,790,729 shares outstanding		$11.56

Institutional Service Shares:
$101,057,172 ÷ 8,745,737 shares outstanding		$11.56

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2003

Investment Income:
Interest (net of dollar roll expense of $2,880,298)			$58,372,629

Expenses:
Investment adviser fee		$3,862,149
Administrative personnel and services fee		726,084
Custodian fees		76,444
Transfer and dividend disbursing agent fees and expenses		246,177
Directors'/Trustees' fees		14,412
Auditing fees		17,812
Legal fees		3,360
Portfolio accounting fees		150,829
Distribution services fee--Institutional Service Shares		225,568
Shareholder services fee--Institutional Shares		2,188,275
Shareholder services fee--Institutional Service Shares		225,568
Share registration costs		49,836
Printing and postage		26,834
Insurance premiums		1,217
Miscellaneous		27,152

TOTAL EXPENSES		7,841,717

Waivers:
Waiver of distribution services fee--Institutional Service Shares	$(225,568)
Waiver of shareholder services fee--Institutional Shares	(1,400,496)

TOTAL WAIVERS		(1,626,064)

Net expenses			6,215,653

Net investment income			52,156,976

Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,406,663
Net change in unrealized appreciation of investments			17,294,370

Net realized and unrealized gain on investments			18,701,033

Change in net assets resulting from operations			$70,858,009

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$52,156,976	$50,845,984
Net realized gain (loss) on investments	1,406,663	(262,355)
Net change in unrealized appreciation of investments	17,294,370	4,236,079

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	70,858,009	54,819,708

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(47,392,958)	(46,621,820)
Institutional Service Shares	(4,752,389)	(4,223,242)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(52,145,347)	(50,845,062)

Share Transactions:
Proceeds from sale of shares	489,896,193	284,832,165
Net asset value of shares issued to shareholders in payment of distributions declared	26,240,866	20,421,352
Cost of shares redeemed	(401,012,520)	(263,628,482)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	115,124,539	41,625,035

Change in net assets	133,837,201	45,599,681

Net Assets:
Beginning of period	866,101,368	820,501,687

End of period (including undistributed net investment income of $39,969 and $28,340, respectively)	$999,938,569	$866,101,368

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003

ORGANIZATION

Federated GNMA Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The Fund's investment objective is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount are amortized/accreted. Gains and losses realized on principal payments of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage backed securities issued by GNMA, in which the Fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended January 31, 2003 was as follows:

Maximum amount outstanding during the period	$200,740,841

Average amount outstanding during the period[1]	$89,500,670

Average monthly shares outstanding during the period	84,310,145

Average debt per share outstanding during the period	1.06

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the fiscal year ended January 31, 2003.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended January 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,030,869	$377,570,829	21,327,147	$241,670,889
Shares issued to shareholders in payment of distributions declared	1,958,270	22,469,007	1,540,348	17,451,767
Shares redeemed	(27,160,740)	(311,601,543)	(20,398,873)	(231,123,230)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,828,399	$88,438,293	2,468,622	$27,999,426

Year Ended January 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,802,829	$112,325,364	3,806,631	$43,161,276
Shares issued to shareholders in payment of distributions declared	328,683	3,771,859	262,292	2,969,585
Shares redeemed	(7,807,608)	(89,410,977)	(2,864,312)	(32,505,252)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,323,904	$26,686,246	1,204,611	$13,625,609

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,152,303	$115,124,539	3,673,233	$41,625,035

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for expired capital loss carryforwards.

For the year ended January 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Realized Gains (Losses)
$(70,376,447)	$70,376,447

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended January 31 were as follows:

	2003	2002
Ordinary income[1]	$52,145,347	$50,845,062

Long-term capital gains	--	--

TOTAL	$52,145,347	$50,845,062

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 2,029,820

Undistributed long-term capital gain	--

Unrealized appreciation	$40,908,254

Capital loss carryforward	$38,822,038

At January 31, 2003, the cost of investments for federal tax purposes was $1,157,153,508. The net unrealized appreciation of investments for federal tax purposes was $40,908,254. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,927,922 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,668.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.

At January 31, 2003, the Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$21,821,623

2009	$ 9,358,296

2010	$ 7,642,119

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities, for the year ended January 31, 2003, were as follows:

Purchases	$625,013,919

Sales	$524,289,909

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated GNMA Trust (the "Fund") as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended January 31, 2003 and 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated GNMA Trust as of January 31, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
March 7, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT

Todd A. Abraham has been the Fund's Portfolio Manager since March 1999. He is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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A Statement of Additional Information (SAI) dated March 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated GNMA Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3375

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 314184201

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8022901A-SS (3/03)

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Federated GNMA Trust

STATEMENT OF ADDITIONAL INFORMATION

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March 31, 2003

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated GNMA Trust, Institutional Shares and Institutional Service Shares (Fund), dated March 31, 2003. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated Investors
World-Class Investment Manager

Federated GNMA Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

8022901B (3/03)

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 5

Subaccounting Services 5

Redemption in Kind 6

Massachusetts Partnership Law 6

Account and Share Information 6

Tax Information 6

Who Manages and Provides Services to the Fund? 7

How Does the Fund Measure Performance? 13

Who is Federated Investors, Inc.? 14

Addresses 16

How is the Fund Organized?

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The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 10, 1981. The Board of Trustees (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares ("Shares"). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company ("Adviser").

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund may invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

GNMA Securities

GNMA securities are fixed income securities that are issued or guaranteed by GNMA. The United States supports GNMA securities with its full faith and credit.

The Fund treats mortgage backed securities guaranteed by GNMA as GNMA securities. Although GNMA guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs (e.g., Government National Mortgage Association) with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks. The Fund limits repurchase agreements to dealers and banks to those rated in the highest rating category by Standard and Poor's.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risks

  Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.
  Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.
  Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security and with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVE

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The Fund's investment objective is current income. The Fund will invest primarily in mortgage backed securities issued fully or guaranteed as to principal and interest by GNMA. In addition, to the extent that the Fund will invest in other mortgaged backed securities, as described below, these will be collateralized by GNMA obligations. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

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INVESTMENT LIMITATIONS

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Diversification of Investments

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 ("1940 Act").

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Investing in Real Estate

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The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

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Lending

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The Fund will not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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Concentration

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The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities, as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Portfolio Turnover

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The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended January 31, 2003 and 2002, the portfolio turnover rates were 55% and 46%, respectively.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

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The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

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Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

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In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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Account and Share Information

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VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

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As of March 3, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co Inc., San Francisco, CA, owned approximately 11,728,521 Shares (15.29%).

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As of March 3, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: LaSalle National Bank as Trustee, Chicago, IL, owned approximately 476,058 Shares (5.94%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios.

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As of March 3, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$1,550.68	$148,500

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$1,705.74	$163,350

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,705.74	$163,350

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide). Previous Position: Partner, Anderson Worldwide SC.	$1,705.74	$163,350

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,550.68	$148,500

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: Board of Overseers, Babson College. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,550.68	$148,500

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,705.74	$163,350

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,860.80	$178,200

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$1,550.68	$148,500

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Previous Position: Vice President, Walsh & Kelly, Inc.	$1,550.68	$148,500

OFFICERS**

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT

Todd A. Abraham has been the Fund's Portfolio Manager since March 1999. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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** Officers do not receive any compensation from the Fund.

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Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

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COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

Two

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meets with the independent auditors periodically to review the results of the audits and reports the results to the full Board; evaluates the independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; reviews the Fund's internal audit function; reviews compliance with the Fund's code of conduct/ethics; reviews valuation issues; monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties.

Five

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2002

Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	$1-$10,000	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	Over $100,000	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independentauditorfor the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended January 31	2003	2002	2001
Advisory Fee Earned	$3,862,149	$3,382,485	$3,367,698

Administrative Fee	726,084	636,535	633,969

12b-1 Fee:

Institutional Service Shares	--	--	--

Shareholder Services Fee:

Institutional Shares	787,779	--	--

Institutional Service Shares	225,568	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended January 31, 2003.

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Yield is given for the 30-day period ended January 31, 2003.

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	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares:
Total Return
Before Taxes		7.60%	6.59%	6.54%
After Taxes on Distributions		5.38%	4.08%	3.83%
After Taxes on Distributions and Sale of Shares		4.62%	4.01%	3.83%
Yield	4.45%	--	--	--

	30-Day Period	1 Year	5 Years	10 Years
Institutional Service Shares:
Total Return
Before Taxes		7.43%	6.42%	6.34%
After Taxes on Distributions		5.28%	3.98%	3.71%
After Taxes on Distributions and Sale of Shares		4.52%	3.90%	3.72%
Yield	4.29%	--	--	--

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

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The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

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Lipper, Inc.

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Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "GNMA Funds" category in advertising and sales literature.

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Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Lehman Brothers GNMA Index

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Lehman Brothers GNMA Index is a total, comprehensive GNMA index comprised of 30-year GNMA pass throughs, 15-year GNMA pass throughs, and GNMA GPMs.

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Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately$35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately$50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

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MUTUAL FUND MARKET

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing


Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Addresses

FEDERATED GNMA TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION

Item 23.    Exhibits:
                  (a)   Restatement and Amendment No.5 to the
                        Declaration of Trust of the Registrant;(21)
                  (b)   Copy of the Amendment No.5 and Restatement of
                        By-Laws of the Registrant;(8)
                        (i)   Copy of Amendment No. 6 to the By-Laws
                              of the Registrant; (19)
                        (ii)  Copy of Amendment No. 7 to the By-Laws
                              of the Registrant; (19)
                        (iii) Copy of Amendment No. 8 to the By-Laws
                              of the Registrant; (19)
(iv)  Copy of Amendment No. 9 to the By-Laws of the Registrant; (19)
(v)   Copy of Amendment No. 10 to the By-Laws of the Registrant (+)
                  (c)   Copy of Specimen Certificate for Shares of
                        Beneficial Interest for Institutional Shares
                        of the Registrant; (17)
                        (i)   Copy of Specimen Certificate for Shares
                              of Beneficial Interest for Institutional
                              Service Shares of the Registrant; (17)
                  (d)   Conformed copy of Investment Advisory Contract
                        of the Registrant; (17)
(i)   Conformed Copy of Amendment to Investment Advisory Contract between
                              Federated GNMA Trust and Federated
                              Investment Management Company; (22)
_______________________________________________________________________
+     All Exhibits have been filed electronically.
8.    Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  12 on Form  N-1A  filed  March 22,
      1988.  (File Nos. 2-75670 and 811-3375)
17.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  31 on Form  N-1A  filed  March 31,
      1997.  (File Nos. 2-75670 and 811-3375)
19.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective    Amendment  No.  33 on Form  N-1A  filed  January
      28, 1999. (File Nos. 2-75670 and 811-3375)
21.   Response is  incorporated  by reference to  Registrant's  Post-Effective
      Amendment  No. 38 on Form N-1A  filed  February  25,  2002.  (File
      Nos. 2-75670 and 811-3375)
22.   Response is  incorporated  by reference to  Registrant's  Post-Effective
      Amendment  No. 39 on Form N-1A filed  March 25,  2002.  (File Nos.
      2-75670 and 811-3375)

                  (e)   Conformed copy of Distributor's Contract of
                        the Registrant including Exhibits A & B; (17)
                        (i)   Conformed Copy of Amendment to
                              Distributor's Contract between Federated
                              GNMA Trust and Federated Securities
                              Corp. (22)
                        (ii)  The Registrant hereby incorporates the
                              conformed copy of the specimen Mutual
                              Funds Sales and Service Agreement;
                              Mutual Funds Service Agreement; and Plan
                              Trustee/Mutual Funds Service Agreement
                              from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form
                              N-1A, filed with the Commission on July
                              24, 1995. (File Numbers 33-3850 and
                              811-6269);
                  (f)   Not applicable;
                  (g)   Conformed copy of the Custodian Agreement of
                        the Registrant; (15)
(i)   Conformed copy of Custodian Fee Schedule of the Registrant; (18)
________________________________________________________________
15.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  27 on Form  N-1A  filed  March 30,
      1995.  (File Nos. 2-75670 and 811-3375)
17.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  31 on Form  N-1A  filed  March 31,
      1997.  (File Nos. 2-75670 and 811-3375)
18.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  32 on Form  N-1A  filed  April  1,
      1998.  (File Nos. 2-75670 and 811-3375)
22.   Response is  incorporated  by reference to  Registrant's  Post-Effective
      Amendment  No. 39 on Form N-1A filed  March 25,  2002.  (File Nos.
      2-75670 and 811-3375)

                        (h)   Conformed  copy of  Amended  and  Restated
                              Agreement  for Fund  Accounting  Services,
                              Administrative    Services,    Shareholder
                              Transfer   Agency   Services  and  Custody
                              Services Procurement; (19)
                        (i)   Conformed Copy of Amendment to Agreement
                              for Fund Accounting Services,
                              Administrative Services, Transfer Agency
                              Services, and Custody Services
                              Procurement between Federated Investment
                              Companies and Federated Services Company
                              (22)
                        (ii)  The Registrant hereby incorporates the
                              conformed copy of the Second Amended and
                              Restated Services Agreement from Item
                              (h)(v) of the Investment Series Funds,
                              Inc. Registration Statement on Form
                              N-1A, filed with the Commission on
                              January 23, 2002.  (File Nos. 33-48847
                              and 811-07021)
                        (iii) Conformed copy of Shareholder Services
                              Sub-Contract between Fidelity and
                              Federated Shareholder Services, on
                              behalf of the Registrant; (16)
                        (iv)  The responses described in Item
                              23(e)(ii) are hereby incorporated by
                              reference.
                  (i)   Conformed copy of the Opinion and Consent of
                        Counsel as to legality of shares being
                        registered; (15)
                  (j)   Conformed copy of Consent of Independent
                        Auditors; (+)
                  (k)   Not applicable;
                  (l)   Conformed copy of Initial Capital
                        Understanding; (2)
(m)   Conformed copy of Distribution Plan of the Registrant; (17)
                        (i) Exhibit A to the Distribution Plan (+)
(ii)  The responses described in Item 23(e)(iv) are hereby incorporated by reference.
___________________________________________________________________
2.    Response   is    incorporated   by   reference   to   Registrant's
      Pre-Effective  Amendment  No. 1 on Form N-1A  filed  February  11,
      1982.  (File Nos. 2-75670 and 811-3375)
15.   Response is  incorporated  by reference to  Registrant's  Post-Effective
      Amendment  No. 27 on Form N-1A filed  March 30,  1995.  (File Nos.
      2-75670 and 811-3375)
16.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  29 on Form  N-1A  filed  March 25,
      1996.  (File Nos. 2-75670 and 811-3375)
17.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  31 on Form  N-1A  filed  March 31,
      1997.  (File Nos. 2-75670 and 811-3375)
19.   Response is  incorporated  by reference to  Registrant's  Post-Effective
      Amendment  No. 33 on Form  N-1A  filed  January  28,  1999.  (File
      Nos. 2-75670 and 811-3375)
22.   Response  is   incorporated   by   reference   to   Registrant's   Post-
      Effective      Amendment      No.      38     on     Form     N-1A
      filed     March     25,     2002.      (File     Nos.      2-75670
      and 811-3375)
                   (n)  Copy of the specimen Multiple Class Plan of
                        the Registrant(+)
                  (o)   Conformed copy of Power of Attorney of the
                        Registrant; (20)
                        (i)   Conformed copy of Power of Attorney of
                              Chief Investment Officer of the
                              Registrant; (20)
                  (p)   The Registrant hereby incorporates the
                        conformed copy of the Code of Ethics for
                        Access Persons from Item 23(p) of the
                        Federated Managed Allocation Portfolios
                        Registration Statement on Form N-1A filed with
                        the Commission on January 25, 2001. (File Nos.
                        33-51247 and 811-7129).
Item 24.    Persons Controlled by or Under Common Control with the
            Fund:

            None.

Item 25.    Indemnification:  (12)
------------------------------------------------------------------------

+     All exhibits have been filed electronically
12.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  19 on Form  N-1A  filed  March 22,
      1991.  (File Nos. 2-75670 and 811-3375)
20.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No.  37 on Form  N-1A  filed  March 26,
      2001.  (File Nos. 2-75670 and 811-3375)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?" in Part
            A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in
            Part B of this Registration Statement under "Who Manages and
            Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal
            occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
            Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard,
            P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE
            19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/Chief Executive Officer:              Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth

                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino

                                                David A. Briggs

                                                Jonathan C. Conley

                                                Christopher F. Corapi

                                                Deborah A. Cunningham

                                                Linda A. Duessel

                                                Mark E. Durbiano

                                                James E. Grefenstette

                                                Robert M. Kowit

                                                Jeffrey A. Kozemchak

                                                Susan M. Nason

                                                Mary Jo Ochson

                                                Robert J. Ostrowski

                                                Frank Semack

                                                Richard Tito

                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham

                                                J. Scott Albrecht

                                                Randall S. Bauer

                                                Nancy J.Belz

                                                G. Andrew Bonnewell

                                                David M. Bruns

                                                Robert E. Cauley

                                                Regina Chi

                                                Ross M. Cohen

                                                Fred B. Crutchfield

                                                Lee R. Cunningham, II

                                                Alexandre de Bethmann

                                                Anthony Delserone, Jr.

                                                Donald T. Ellenberger

                                                Eamonn G. Folan

                                                Thomas M. Franks

                                                John T. Gentry

                                                David P. Gilmore

                                                Marc Halperin

                                                John W. Harris

                                                Patricia L. Heagy

                                                Susan R. Hill

                                                Nikola A. Ivanov

                                                William R. Jamison

                                                Constantine J. Kartsonas

                                                Nathan H. Kehm

                                                John C. Kerber

                                                J. Andrew Kirschler

                                                Uri. D. Landesman

                                                Steven Lehman

                                                Marian R. Marinack

                                                Natalie F. Metz

                                                Thomas J. Mitchell

                                                Joseph M. Natoli

                                                John L. Nichol

Vice Presidents:                                Mary Kay Pavuk

                                                Jeffrey A. Petro

                                                John P. Quartarolo

                                                Ihab L. Salib

                                                Roberto Sanchez-Dahl, Sr.

                                                Aash M. Shah

                                                John Sidawi

                                                Michael W. Sirianni, Jr.

                                                Christopher Smith

                                                Timothy G. Trebilcock

                                                Leonardo A. Vila

                                                Steve Wagner

                                                Paige M. Wilhelm

                                                Richard M. Winkowski, Jr.

                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews

                                                Catherine A. Arendas

                                                Angela A. Auchey

                                                Nicholas P. Besh

                                                Hanan Callas

                                                David W. Cook

                                                James R. Crea, Jr.

                                                Karol M. Crummie

                                                David Dao

                                                Richard J. Gallo

                                                Kathyrn P. Glass

                                                Igor Golalic

                                                James Grant

                                                Anthony Han

                                                Kathryn P. Heagy

                                                Carol B. Kayworth

                                                Angela A. Kohler

                                                Robert P. Kozlowski

                                                Ted T. Lietz, Sr.

                                                Monica Lugani

Assistant Vice Presidents:                      Tracey L. Lusk

                                                Ann Manley

                                                Theresa K. Miller

                                                Karl Mocharko

                                                Bob Nolte

                                                Rae Ann Rice

                                                Jennifer G. Setzenfand

                                                Diane R. Startari

                                                Kyle D. Stewart

                                                Mary Ellen Tesla

                                                Nichlas S. Tripodes

                                                Michael R. Tucker

                                                Steven J. Wagner

                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

                                                Leslie K. Ross

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
            Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the
            investment companies in the Federated Fund Complex described in
            Part B of this Registration Statement.

Item 27. Principal Underwriters:
   (a)   Federated  Securities  Corp. the  Distributor for shares of the
         Registrant,  acts as principal  underwriter  for the  following open-end investment companies, including the Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.; Edward
                  Jones Money Market Fund; Edward Jones Tax-Free Money
                  Market Fund; Federated American Leaders Fund, Inc.;
                  Federated Adjustable Rate Securities Fund; Federated
                  Capital Income Fund, Inc.; Federated Core Trust;
                  Federated Core Trust II, L.P.; Federated Equity
                  Funds; Federated Equity Income Fund, Inc.; Federated
                  Fixed Income Securities, Inc.; Federated GNMA Trust;
                  Federated Government Income Securities, Inc.;
                  Federated High Income Bond Fund, Inc.; Federated High
                  Yield Trust; Federated Income Securities Trust;
                  Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance
                  Series; Federated International Series, Inc.;
                  Federated Investment Series Funds, Inc.; Federated
                  Limited Duration Government Fund, Inc.; Federated
                  Managed Allocation Portfolios; Federated Municipal
                  Opportunities Fund, Inc.; Federated Municipal
                  Securities Fund, Inc.; Federated Municipal Securities
                  Income Trust; Federated Short-Term Municipal Trust;
                  Federated Stock and Bond Fund, Inc.; Federated Stock
                  Trust; Federated Total Return Government Bond Fund;
                  Federated Total Return Series, Inc.; Federated U.S.
                  Government Bond Fund; Federated U.S. Government
                  Securities Fund: 1-3 Years; Federated U.S. Government
                  Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal
                  Trust; Money Market Obligations Trust; CCMI Funds;
                  Regions Morgan Keegan Select Funds; RIGGS Funds;
                  SouthTrust Funds; and Vision Group of Funds.

         (b)

         (1)                        (2)                        (3)

Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
___________________           _________________       ______________________
Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:

                              Mark W. Bloss

                              Richard W. Boyd

                              Laura M. Deger

                              Peter W. Eisenbrandt

                              Theodore Fadool, Jr.

                              Christopher T. Fives

                              James S. Hamilton

                              James M. Heaton

                              Amy Michaliszyn

                              Keith Nixon

                              Solon A. Person, IV

                              Ronald M. Petnuch

                              Timothy C. Pillion

                              Thomas E. Territ

                              Robert F. Tousignant

Vice Presidents:              Irving Anderson

                              John B. Bohnet

                              Edward Bozek

                              Jane E. Broeren-Lambesis

                              Craig Burness

                              David J. Callahan

                              Mark Carroll

                              Scott Charlton

Vice Presidents:              Steven R. Cohen

                              Mary J. Combs

                              R. Edmond Connell, Jr.

                              Kevin J. Crenny

                              Daniel T. Culbertson

                              G. Michael Cullen

                              Marc C. Danile

                              Robert J. Deuberry

                              Ron Dorman

                              William C. Doyle

                              Donald C. Edwards

                              Lee England

                              Timothy Franklin

                              Renee Gebben

                              Peter J. Germain

                              Joseph D. Gibbons

                              G. Tad Gullickson

                              Scott Gundersen

                              Dayna C. Haferkamp

                              Raymond J. Hanley

                              Vincent L. Harper, Jr.

                              Bruce E. Hastings

                              Charlene H. Jennings

                              Teresa M. Johnson

                              Christopher L. Johnston

                              H. Joseph Kennedy

                              Stephen Kittel

                              Michael W. Koenig

                              Ed Koontz

                              Christopher A. Layton

                              Michael H. Liss

                              Michael R. Manning

                              Martin J. McCaffrey

                              Mary Ann McCaffrey

                              Maurice W. McKinney

                              Mark J. Miehl

Vice Presidents:              Richard C. Mihm

                              Vincent T. Morrow

                              Alec H. Neilly

                              Thomas A. Peter III

                              Raleigh Peters

                              Robert F. Phillips

                              Richard A. Recker

                              Christopher Renwick

                              Brian S. Ronayne

                              Thomas S. Schinabeck

                              Edward J. Segura

                              Peter Siconolfi

                              Edward L. Smith

                              David W. Spears

                              John A. Staley

                              Colin B. Starks

                              Jeffrey A. Stewart

                              Kevin Stutz

                              Timothy A. Rosewicz

                              Greg Spralding

                              William C. Tustin

                              Paul A. Uhlman

                              G. Walter Whalen

                              Stephen White

                              Patrick M. Wiethorn

                              Edward J. Wojnarowski

                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri

                              Robert W. Bauman

                              Charles L. Davis, Jr.

Assistant Vice Presidents:    Beth C. Dell

                              Jennifer Fetteroff

                              John T. Glickson

                              William Rose

                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Peter J. Germain

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31(a)-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment and Asset Management
                                    Group (IAMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and                      Boston, MA 02266-8600
Dividend Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

Federated Investment
Management Company                  Federated Investors Tower
("Adviser")                         1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

State Street Bank and Trust         P.O. Box 8600
Company                             Boston, MA 02266-8600
("Custodian")

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the
            removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

      Pursuant to the  requirements  of the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant,  FEDERATED  GNMA
TRUST,   certifies   that  it  meets   all  of  the   requirements   for
effectiveness of this Amendment to its Registration  Statement  pursuant to Rule  485(b)  under the  Securities  Act of 1933 and has duly  caused this  Amendment  to  its  Registration  Statement  to be  signed  on its behalf by the undersigned,  duly  authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of March, 2003.

                        FEDERATED GNMA TRUST
                        BY: /s/ C. Grant Anderson
                        C. Grant Anderson, Assistant Secretary

      Pursuant to the  requirements  of the Securities Act of 1933, this
Amendment  its  Registration  Statement  has  been  signed  below by the following person in the capacity and on the date indicated:
NAME                             TITLE                  DATE

By: /s/ C. Grant Anderson     Attorney In Fact     March 27, 2003
Grant Anderson                For the Persons
ASSISTANT SECRETARY           Listed Below

John F. Donahue*              Chairman and Trustee

J. Christopher Donahue*       President and Trustee
                              (Principal Executive Officer)

Richard J. Thomas*            Treasurer (Principal Financial
                               Officer)

William D. Dawson, III*       Chief Investment Officer

Thomas G.Bigley*              Trustee

John T. Conroy, Jr*.          Trustee

Nicholas P. Constantakis*     Trustee

John F. Cunningham*           Trustee

Lawrence D. Ellis, M.D.*      Trustee

Peter E. Madden*              Trustee

Charles F. Mansfield, Jr.*    Trustee

John E. Murray, Jr*.          Trustee

Marjorie P. Smuts*            Trustee

John S. Walsh*                Trustee

* By Power of Attorney